Trade and Other Receivables - Schedule of Trade and Other receivables (Details) € in Thousands, $ in Thousands		Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	[1]	Dec. 31, 2024 EUR (€)
Current Assets - Trade and Revenue receivables:
Trade receivable		€ 1,324			€ 980
Income receivable		3,331			4,413
Current Assets - Trade and Revenue receivables		4,655	$ 5,460		5,393
Current Assets - Other receivables:
Government authorities		5,307			5,886
Interest receivable		65			193
Advance tax payment		165			74
Inventory		507			909
Insurance receivable	[2]	4,069			5,602
Compensation receivable	[3]	1,463
Prepaid expenses		1,924			1,141
Other		1,566			1,536
Current Assets - Other receivables, total		15,066			15,341
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans		13,171			12,186
Annual rent deposits		1,273			688
Loans to others		516			537
Non-current Assets - Long term receivables		€ 14,960			€ 13,411

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)
[2]	Mainly comprised of compensation in connection with a fire event (See Note 6D to the annual financial statements).
[3]	Consists mainly of agreed compensation expected to be received from the EPC contractor of two of the Company’s US facilities for loss of income due to delays in construction.